LEASES - Supplemental balance sheet information (Details)	Dec. 31, 2023	Dec. 31, 2022
LEASES
Weighted-average Remaining Lease Term, Operating leases	2 years 2 months 12 days	3 years 1 month 28 days
Weighted-average Discount Rate, Operating leases	4.25%	4.25%